Loans and Investments (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Investments
Schedule of composition of our structured business loan and investment portfolio

        The following tables set forth the composition of our Structured Business loan and investment portfolio ($ in thousands):

	December 31, 2017	Percent of Total	Loan Count	Wtd. Avg. Pay Rate(1)	Wtd. Avg. Remaining Months to Maturity	Wtd. Avg. First Dollar LTV Ratio(2)	Wtd. Avg. Last Dollar LTV Ratio(3)
Bridge loans	$2,422,105	91%	150	6.10%	20.9	0%	72%
Preferred equity investments	142,892	6%	12	6.47%	68.7	64%	90%
Mezzanine loans	87,541	3%	8	10.78%	24.8	20%	63%

	2,652,538	100%	170	6.28%	23.6	4%	73%

Unearned revenue	(10,628)
Allowance for loan losses	(62,783)

Loans and investments, net	$2,579,127

	December 31, 2016
Bridge loans	$1,602,658	90%	120	5.59%	16.4	0%	73%
Preferred equity investments	68,121	4%	10	6.83%	23.8	42%	91%
Mezzanine loans	57,124	3%	12	9.09%	17.9	36%	75%
Junior participation loans	62,257	3%	2	4.50%	4.0	83%	84%

	1,790,160	100%	144	5.71%	16.3	6%	75%

Unearned revenue	(10,716)
Allowance for loan losses	(83,712)

Loans and investments, net	$1,695,732

(1)

"Weighted Average Pay Rate" is a weighted average, based on the UPB of each loan in our portfolio, of the interest rate required to be paid monthly as stated in the individual loan agreements. Certain loans and investments that require an additional rate of interest "Accrual Rate" to be paid at maturity are not included in the weighted average pay rate as shown in the table.

(2)

The "First Dollar LTV Ratio" is calculated by comparing the total of our senior most dollar and all senior lien positions within the capital stack to the fair value of the underlying collateral to determine the point at which we will absorb a total loss of our position.

(3)

The "Last Dollar LTV Ratio" is calculated by comparing the total of the carrying value of our loan and all senior lien positions within the capital stack to the fair value of the underlying collateral to determine the point at which we will initially absorb a loss.

Summary of the loan portfolio's weighted average internal risk ratings and LTV ratios by asset class

        A summary of the loan portfolio's weighted average internal risk ratings and LTV ratios by asset class is as follows ($ in thousands):

	December 31, 2017
Asset Class	UPB	Percentage of Portfolio	Wtd. Avg. Internal Risk Rating	Wtd. Avg. First Dollar LTV Ratio	Wtd. Avg. Last Dollar LTV Ratio
Multifamily	$1,925,529	73%	pass/watch	4%	72%
Self Storage	301,830	11%	pass	0%	71%
Land	132,828	5%	substandard	0%	90%
Office	107,853	4%	pass/watch	1%	64%
Hotel	90,725	3%	special mention	37%	81%
Healthcare	55,615	2%	pass/watch	0%	74%
Retail	36,458	1%	pass/watch	8%	66%
Commercial	1,700	<1%	doubtful	63%	63%

Total	$2,652,538	100%	pass/watch	4%	73%

	December 31, 2016
Multifamily	$1,421,731	79%	special mention	1%	73%
Self Storage	7,505	<1%	special mention	0%	70%
Land	137,255	8%	substandard	2%	92%
Office	141,711	8%	pass/watch	43%	73%
Hotel	70,750	4%	special mention	30%	74%
Healthcare	5,550	<1%	special mention	0%	63%
Retail	3,958	<1%	special mention	81%	91%
Commercial	1,700	<1%	doubtful	63%	63%

Total	$1,790,160	100%	special mention	6%	75%

Summary of the changes in the allowance for loan losses

        A summary of the changes in the allowance for loan losses is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Allowance at beginning of period	$83,712	$86,762	$115,487
Provision for loan losses	2,000	59	6,509
Charge-offs	(20,473)	(2,959)	(32,000)
Charge-off on loan reclassification to real estate owned, net	—	—	(2,500)
Recoveries of reserves	(2,456)	(150)	(734)

Allowance at end of period	$62,783	$83,712	$86,762

Summary of charge-offs and recoveries by asset class

        A summary of charge-offs and recoveries by asset class is as follows ($ in thousands):

	Year Ended December 31,
	2017	2016	2015
Charge-offs:
Multifamily	$—	$(2,959)	$—
Office	(20,473)	—	(2,500)
Hotel	—	—	(32,000)

Total	$(20,473)	$(2,959)	$(34,500)

Recoveries:
Multifamily	$2,456	$193	$754
Land	—	—	1,288

Total	$2,456	$193	$2,042

Net Charge-offs	$(18,017)	$(2,766)	$(32,458)

Ratio of net charge-offs during the period to average loans and investments outstanding during the period	(0.8)%	(0.2)%	(2.1)%

Summary of the company's impaired loans by asset class

        A summary of our impaired loans by asset class is as follows (in thousands):

	December 31, 2017			Year Ended December 31, 2017
Asset Class	UPB	Carrying Value(1)	Allowance for Loan Losses	Average Recorded Investment(2)	Interest Income Recognized
Land	$131,086	$124,812	$53,883	$131,086	$—
Hotel	34,750	34,750	5,700	34,750	371
Office	2,288	2,288	1,500	14,926	107
Commercial	1,700	1,700	1,700	1,700	—
Multifamily	—	—	—	1,271	22

Total	$169,824	$163,550	$62,783	$183,733	$500

	December 31, 2016			Year Ended December 31, 2016
Land	$131,086	$125,926	$53,883	$129,277	$—
Hotel	34,750	34,496	3,700	34,750	1,155
Office	27,563	22,778	21,973	27,572	94
Commercial	1,700	1,700	1,700	1,700	—
Multifamily	2,542	2,451	2,456	4,952	157

Total	$197,641	$187,351	$83,712	$198,251	$1,406

(1)	Represents the UPB of five and eight impaired loans (less unearned revenue and other holdbacks and adjustments) by asset class at December 31, 2017 and 2016, respectively.
(2)	Represents an average of the beginning and ending UPB of each asset class.

Summary of the company's non-performing loans by asset class

        A summary of our non-performing loans by asset class is as follows (in thousands):

	December 31, 2017			December 31, 2016
Asset Class	Carrying Value	Less Than 90 Days Past Due	Greater Than 90 Days Past Due	Carrying Value	Less Than 90 Days Past Due	Greater Than 90 Days Past Due
Hotel	$34,750	$—	$34,750	$—	$—	$—
Office	—	—	—	20,472	—	20,472
Multifamily	—	—	—	681	—	681
Commercial	1,700	—	1,700	1,700	—	1,700

Total	$36,450	$—	$36,450	$22,853	$—	$22,853

Summary of loan modifications, refinancings and/or extensions by asset class that the entity considered to be troubled debt restructurings by asset class

        A summary of loan modifications, refinancings and/or extensions by asset class that we considered to be troubled debt restructurings were as follows ($ in thousands):

	Year Ended December 31, 2017
Asset Class	Number of Loans	Original UPB	Original Wtd. Avg. Rate of Interest	Extended UPB	Extended Wtd. Avg. Rate of Interest
Hotel	1	$34,750	4.01%	$34,750	4.01%

	Year Ended December 31, 2016
Multifamily	1	$14,646	5.57%	$14,646	5.57%
Office	1	2,315	4.03%	2,315	4.03%

Total	2	$16,961	5.36%	$16,961	5.36%